Accounts payable and other financial liabilities - Summary of maturity analysis for liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current lease liabilities	$ 1,142	$ 11
Accounts payable	1,540	685
Current lease liabilities	402	362
Other liabilities	2,697	2,850
Total	5,781	3,908
Later than three months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable	1,540	685
Current lease liabilities	125	132
Other liabilities	838	1,640
Total	2,503	2,457
Later than three months and not later than six months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current lease liabilities	105	107
Other liabilities	1,400	251
Total	1,505	358
Later than six months and not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current lease liabilities	172	123
Other liabilities	459	588
Total	631	711
Later than one year and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current lease liabilities	1,142	11
Other liabilities		371
Total	$ 1,142	$ 382